Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 52.8%
BlackRock Advantage Emerging Markets Fund, Class K	1,004,355	$10,003,376
BlackRock Tactical Opportunities Fund, Class K	1,005,942	14,314,552
Diversified Equity Master Portfolio	$110,380,863	110,380,863
International Tilts Master Portfolio	$28,636,805	28,636,805
iShares Developed Real Estate Index Fund, Class K	579,806	5,461,773
iShares MSCI EAFE Small-Cap ETF	141,606	8,967,908

		177,765,277

Fixed-Income Funds — 34.7%
BlackRock Diversified Fixed Income Fund, Class K	8,783,090	84,141,999
BlackRock High Yield Bond Portfolio, Class K	231,412	1,636,083
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	68,056	7,412,660
iShares TIPS Bond ETF	219,394	23,565,110

		116,755,852

Security	Shares	Value

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	7,570,320	$7,573,348
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	42,767,916	42,767,916

		50,341,264

Total Investments — 102.5% (Cost: $307,333,616)		344,862,393

Liabilities in Excess of Other Assets — (2.5)%		(8,394,469)

Net Assets — 100.0%		$336,467,924

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$9,621,720	$—		$—		$—	$381,656	$10,003,376	1,004,355	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,911,930	—		(338,384	)(a)	2,519	(2,717)	7,573,348	7,570,320	11,974	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,767,175	27,000,741	(a)	—		—	—	42,767,916	42,767,916	432,898		—
BlackRock Diversified Fixed Income Fund, Class K	73,021,447	12,427,011		—		—	(1,306,459)	84,141,999	8,783,090	973,646		—
BlackRock High Yield Bond Portfolio, Class K	2,702,015	564,937		(1,634,515)		78,081	(74,435)	1,636,083	231,412	41,872		—
BlackRock Tactical Opportunities Fund, Class K	13,368,966	—		—		—	945,586	14,314,552	1,005,942	—		—
Diversified Equity Master Portfolio	96,133,070	3,482,675	(a)(c)	—		5,176,236	5,588,882	110,380,863	$110,380,863	329,746		—
International Tilts Master Portfolio	23,809,398	3,387,462	(a)(c)	—		192,164	1,247,781	28,636,805	$28,636,805	159,363		—
iShares Developed Real Estate Index Fund, Class K	4,607,420	874,000		—		—	(19,647)	5,461,773	579,806	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,531,077	—		—		—	(118,417)	7,412,660	68,056	53,207		—
iShares MSCI EAFE Small-Cap ETF	10,089,267	—		(1,354,257)		134,137	98,761	8,967,908	141,606	—		—
iShares TIPS Bond ETF	19,302,302	4,270,883		—		—	(8,075)	23,565,110	219,394	—		—

						$5,583,137	$6,732,916	$344,862,393		$2,002,706		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	89	06/18/24	$9,861	$29,431
Ultra U.S. Treasury Bond	23	06/18/24	2,967	12,820
S&P/TSE 60 Index	23	06/20/24	4,555	69,468
E-mini Russell 2000 Index	81	06/21/24	8,691	216,354
Euro Stoxx 50 Index	55	06/21/24	2,997	67,620
MSCI EAFE Index	31	06/21/24	3,654	11,482
MSCI Emerging Markets Index	137	06/21/24	7,186	(67,592)
S&P 500 E-Mini Index	13	06/21/24	3,451	79,300
S&P 500 Micro E-Mini Index	131	06/21/24	3,477	79,674
5-Year U.S. Treasury Note	55	06/28/24	5,886	715

				499,272

Short Contracts
U.S. Long Bond	21	06/18/24	2,529	(39,376)

				$459,896

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	46,207	EUR	42,000	Nomura International PLC	06/20/24	$752

USD	156,239	JPY	22,723,000	UBS AG	06/20/24	4,311

						5,063

AUD	14,807,342	USD	9,841,878	JPMorgan Chase Bank N.A.	06/20/24	(171,508)

CAD	4,331,669	USD	3,221,988	Nomura International PLC	06/20/24	(20,500)

CAD	5,862,116	USD	4,360,368	Nomura International PLC	06/20/24	(27,743)

EUR	5,954,732	USD	6,551,083	Morgan Stanley & Co. International PLC	06/20/24	(106,539)

						(326,290)

						$(321,227)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,548	$(464,608)	$—	$(464,608)

1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	798	(64,514)	—	(64,514)

									$(529,122)	$—	$(529,122)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$38,747,609	$—	$—	$38,747,609
Fixed-Income Funds	116,755,852	—	—	116,755,852
Money Market Funds	50,341,264	—	—	50,341,264

	$205,844,725	$—	$—	205,844,725

Investments Valued at NAV(a)				139,017,668

				$344,862,393

Derivative Financial Instruments(b)
Assets
Equity Contracts	$456,278	$67,620	$—	$523,898
Foreign Currency Exchange Contracts	—	5,063	—	5,063
Interest Rate Contracts	42,966	—	—	42,966
Liabilities
Equity Contracts	(67,592)	(529,122)	—	(596,714)
Foreign Currency Exchange Contracts	—	(326,290)	—	(326,290)
Interest Rate Contracts	(39,376)	—	—	(39,376)

	$392,276	$(782,729)	$—	$(390,453)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	EUR	Euro

CAD	Canadian Dollar	JPY	Japanese Yen

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2030 Fund

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

4